5. Risk Management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		R$ 2,283,047	R$ 1,886,221	R$ 1,639,214	R$ 1,722,991
AA+(bra)
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		2,222,001	1,850,220
AAA(bra)
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		43,978	35,452
Other
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	[1]	R$ 17,068	R$ 549

[1]	This category includes current accounts and investment funds in banks whose balances were not significant.